Compensation of the Management Board and the supervisory board - Compensation of the Management Board (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Options EquityInstruments	Dec. 31, 2017 USD ($) Options EquityInstruments	Dec. 31, 2017 USD ($) Options EquityInstruments	Dec. 31, 2017 USD ($) Options EquityInstruments	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($) Options	Dec. 31, 2016 USD ($) Options EquityInstruments	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) Options EquityInstruments	Dec. 31, 2016 EUR (€) Options
Related party transactions
Number of stock options held | Options	4,827,134	4,827,134	4,827,134	4,827,134		6,067,000	6,067,000			4,827,134	6,067,000
Net liabilities										€ 21,753,000	€ 24,908,000
Amount appropriated to the pension reserves					€ 212,000			€ 4,035,000
Long-term compensation components					977,000
Maximum
Related party transactions
Period for which compensation receivable related to non-competition covenant (in years)	2 years
LTIP 2016
Related party transactions
Number of units or rights granted | EquityInstruments			614,985				642,349
2011 Phantom stock awards
Related party transactions
Number of units or rights granted | EquityInstruments									607,828
General Partner
Related party transactions
Number of stock options held | Options	819,491	819,491	819,491	819,491		1,010,784	1,010,784			819,491	1,010,784
Loans and advances for future compensation										€ 0
General Partner | LTIP 2016
Related party transactions
Number of units or rights granted | Options		150,993				79,888
Fair value of the performance shares granted	$ 86.39	$ 86.39	$ 86.39	$ 86.39		$ 85.06	$ 85.06			75.12	€ 76.80
Share-based compensation					3,418,000			3,281,000
General Partner | 2011 Phantom stock awards
Related party transactions
Number of units or rights granted | Options		73,432				81,019
Dr. Ben Lipps
Related party transactions
Amount paid for consulting compensation including reimbursement of expenses					580,000			585,000
Prof. Emanuele Gatti
Related party transactions
Amount paid for pensions					338,000			338,000
Amount paid for fringe benefits								7,000
Amount paid for non-compete compensation								488,000	€ 163,000
Dr Rainer Runte
Related party transactions
Amount paid for consulting compensation including reimbursement of expenses					165,000
Amount paid for non-compete compensation								486,000
Roberto Fuste
Related party transactions
Amount paid for pensions					239,000			0
Amount paid for non-compete compensation					377,000
Advisory fee					377,000
Mr. Ronald Kuerbitz
Related party transactions
Amount paid for consulting compensation including reimbursement of expenses					55,000
Amount paid for fringe benefits					43,000
Amount paid for non-compete compensation					538,000
Fixed compensation					109,000
One-off compensation					852,000
Mr. Dominik Wehner
Related party transactions
Amount paid for fringe benefits					42,000
Basic compensation					425,000
Bonus (in percentage)				30.00%
Former members
Related party transactions
Net liabilities										€ 21,930,000	€ 20,469,000
Management Board
Related party transactions
Number of stock options held | Options	819,491	819,491	819,491	819,491						819,491
Management Board | LTIP 2016
Related party transactions
Number of units or rights granted		73,746	73,746			79,888	79,888
Number of shares held | EquityInstruments	150,993	150,993	150,993	150,993						150,993
Management Board | 2011 Phantom stock awards
Related party transactions
Number of units or rights granted | EquityInstruments									62,516
Number of shares held | EquityInstruments	73,432	73,432	73,432	73,432						73,432
Management Board | General Partner
Related party transactions
Total - long-term incentives					23,302,000			23,626,000
Non-performance-related compensation					5,768,000			5,535,000
Short-term performance related compensation					8,640,000			8,641,000
Long term incentives including share-based compensation					€ 8,894,000			€ 9,450,000